Employee Benefit Plans (Tables)	Nov. 18, 2019
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net Periodic Benefit Cost (Credit)
The components of Dominion Energy’s provision for net periodic benefit cost (credit) were as follows:

	Pension Benefits		Other Postretirement Benefits
	2019	2018	2019	2018
(millions)
Three Months Ended March 31,
Service cost	$40	$39	$7	$7
Interest cost	101	84	17	14
Expected return on plan assets	(177)	(165)	(33)	(36)
Amortization of prior service credit	—	—	(13)	(13)
Amortization of net actuarial loss	39	48	4	3
Settlements	2	—	—	—

Net periodic benefit cost (credit)	$5	$6	$(18)	$(25)

Dominion Energy Gas Holdings, LLC
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net Periodic Benefit Cost (Credit)
The components of Dominion Energy Gas’ provision for net periodic benefit cost (credit) for employees represented by collective bargaining units were as follows:

	Pension Benefits		Other Postretirement Benefits
	2019	2018	2019	2018
(millions)
Three Months Ended March 31,
Service cost	$4	$4	$1	$1
Interest cost	8	7	3	3
Expected return on plan assets	(39)	(37)	(7)	(8)
Amortization of prior service credit	—	—	(1)	(1)
Amortization of net actuarial loss	5	5	1	1

Net periodic benefit credit	$(22)	$(21)	$(3)	$(4)